Sierra Tactical All Asset Fund Class A Shares SIRAX Class C Shares SIRCX Investor Class SIRIX Instl Class SIRRX Class A1 Shares SIRZX Class I1 Shares SIRJX	Sierra Tactical Bond Fund Class A Shares STBKX Instl Class STBJX Class C Shares STBDX Investor Class STBNX
Sierra Tactical Core Growth Fund Class A Shares STEBX Class C Shares STEKX Investor Class STENX Instl Class STEJX	Sierra Tactical Core Income Fund Class A Shares SSIZX Class C Shares SSICX Investor Class SSIIX Instl Class SSIRX
Sierra Tactical Municipal Fund Class A Shares STMKX Class C Shares STMHX Special Shares STMYX Investor Class STMNX Instl Class STMEX	Sierra Tactical Risk Spectrum 30 Fund Class A Shares SRTAX Class C Shares SRTKX Investor Class SRTNX Instl Class SRTJX
Sierra Tactical Risk Spectrum 50 Fund Class A Shares SRFQX Class C Shares SRFKX Investor Class SRFNX Instl Class SRFJX	Sierra Tactical Risk Spectrum 70 Fund Class A Shares SRSBX Class C Shares SRSKX Investor Class SRSNX Instl Class SRSJX

(each a series of Northern Lights Fund Trust (the “Trust”)

Supplement dated August 7, 2024 to the

Prospectus and Statement of Additional Information dated January 29, 2024

Effective October 1, 2024, please be advised that the names of the below Funds will be changed. All disclosures to the contrary in the Prospectus and SAI should be disregarded.

Current Fund Name	New Fund Name
Sierra Tactical Bond Fund	Ocean Park Tactical Bond Fund
Sierra Tactical Core Growth Fund	Ocean Park Tactical Core Growth Fund
Sierra Tactical Core Income Fund	Ocean Park Tactical Core Income Fund
Sierra Tactical Municipal Fund	Ocean Park Tactical Municipal Fund
Sierra Tactical All Asset Fund	Ocean Park Tactical All Asset Fund
Sierra Tactical Risk Spectrum 30 Fund	Ocean Park Tactical Risk Spectrum 30 Fund
Sierra Tactical Risk Spectrum 50 Fund	Ocean Park Tactical Risk Spectrum 50 Fund
Sierra Tactical Risk Spectrum 70 Fund	Ocean Park Tactical Risk Spectrum 70 Fund

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information, dated January 29, 2024. This supplement should be read in conjunction with the Prospectuses and Statements of Additional Information and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at 1-866-RETI-FND.

Please retain this Supplement for future reference.